Trade and Other Receivables and Prepayments - Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Reconciliation of the Expected Credit Loss Provision Recognized With Regard to Trade and Other Receivables [Abstract]
Beginning balance	R (165,240)	R (149,541)
Allowance for expected credit losses, net	(114,555)	(109,422)
Amounts utilized	67,292	90,538
Translation adjustments	1,597	3,185
Ending balance	R (210,906)	R (165,240)